Stock Options and Restricted Stock Awards (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Risk-free interest rate		1.83%	1.76%	0.60%
Expected volatility		31.69%	44.00%	43.80%
Expected life in years		5 years 7 months 6 days	6 years	5 years 8 months 12 days
Dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Risk-free interest rate	1.56%
Expected volatility	30.96%
Expected life in years	5 years 6 months 25 days
Maximum [Member]
Risk-free interest rate	1.87%
Expected volatility	36.40%
Expected life in years	5 years 7 months 6 days